DEFERRED INCOME (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF DEFERRED INCOME
As at	June 30, 2023	December 31, 2022
Deferred income from customers	$13,227	$58,457
Deferred income from government	2,661	5,233
	$15,888	$63,690